Provisions - Schedule of Provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provisions [Abstract]
Employee entitlements	$ 10,484	$ 7,230
Interest and penalties on taxes	16,970	16,970
Total	27,454	24,200
Balance at beginning of year	24,200	7,458
Movement in the provision for interest and penalties on taxes		16,970
Movement in employee entitlements	3,254	(228)
Balance at end of year	$ 27,454	$ 24,200